Unaudited Condensed Consolidated Statements of Cash Flows - GBP (£)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Loss for the period	£ (16,021,000)	£ (92,134,000)
Adjustments for:
Equity settled share-based payment expense	20,181,000	27,138,000
Depreciation	4,794,000	5,294,000
Net finance costs (non-operating expense)	3,790,000	4,423,000
Foreign exchange differences	(20,498,000)	320,000
Other	(1,000)	273,000
Income tax credit	(5,050,000)	(9,619,000)
Working capital adjustments:
Increase in receivables and other non-current assets	(25,021,000)	(1,684,000)
Increase in trade and other payables	27,501,000	3,085,000
Decrease in deferred revenue	(20,177,000)	(16,853,000)
Other working capital movements	(807,000)	(21,000)
Cash used in operations	(31,309,000)	(79,778,000)
Net taxation paid	(614,000)	0
Net cash used in operating activities	(31,923,000)	(79,778,000)
Cash flows used in investing activities
Proceeds from sale of property, plant and equipment	5,000	64,000
Purchase of property, plant and equipment	(869,000)	(730,000)
Proceeds from investment in sub-leases	0	549,000
Other investing activities	725,000	15,000
Net cash flows used in investing activities	(139,000)	(102,000)
Cash flows from financing activities
Gross proceeds from issue of share capital	116,812,000	226,528,000
Costs from issue of share capital	(388,000)	(15,543,000)
Exercise of share options	4,536,000	644,000
Interest paid on non-current interest-bearing loan	(3,050,000)	(2,473,000)
Repayment of lease liabilities	(2,265,000)	(2,465,000)
Net cash flows from financing activities	115,645,000	206,691,000
Increase in cash and cash equivalents	83,583,000	126,811,000
Net foreign exchange difference on cash	25,720,000	24,000
Cash and cash equivalents at beginning of the year	237,886,000	129,716,000
Cash and cash equivalents at end of the period	£ 347,189,000	£ 256,551,000